Horizon Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2021

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees of the Trust (“the Board”) or its delegate. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued primarily at the mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated withinvesting in those securities. The following tables summarize the inputs used as of August 31, 2021, for the Funds’investments measured at value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$726,812,712	$-	$-	$726,812,712
Short-Term Investments	5,322,513	-	-	5,322,513
Investments Purchased With Proceeds From Securities Lending **	-	-	-	182,902,285
Total	$732,135,225	$-	$-	$915,037,510

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$1,119,166,885	$-	$-	$1,119,166,885
Common Stocks	16,476,785	-	-	16,476,785
Purchased Call Options	-	814,875	-	814,875
Purchased Put Options	-	2,755,000	-	2,755,000
Short-Term Investments	4,982,757	-	-	4,982,757
Investments Purchased With Proceeds From Securities Lending **	-	-	-	237,192,892
Total	$1,140,626,427	$3,569,875	$-	$1,381,389,194

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$315,000	$-	$315,000
Total	$-	$315,000	$-	$315,000

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investment Companies	$424,614,596	$-	$-	$424,614,596
Short-Term Investments	5,091,251	-	-	5,091,251
Investments Purchased With Proceeds From Securities Lending **	-	-	-	86,600,443
Total	$429,705,847	$-	$-	$516,306,290

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$128,738,327	$-	$-	$128,738,327
Convertible Preferred Stocks	260,281	-	-	260,281
Preferred Stocks	467,955	-	-	467,955
Short-Term Investments	2,350,260	-	-	2,350,260
Investments Purchased With Proceeds From Securities Lending **	-	-	-	7,868,930
Total	$131,816,823	$-	$-	$139,685,753

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$242,692,940	$-	$-	$242,692,940
Purchased Call Options	-	304,500	-	304,500
Purchased Put Options	-	1,836,000	-	1,836,000
Short-Term Investments	1,224,532	-	-	1,224,532
Investments Purchased With Proceeds From Securities Lending**	-	-	-	17,119,938
Total	$243,917,472	$2,140,500	$-	$263,177,910

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$5,204,200	$-	$5,204,200
Written Put Options	-	1,062,500	-	1,062,500
Total	$-	$6,266,700	$-	$6,266,700

Horizon ESG Defensive Core Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$141,798,563	$-	$-	$141,798,563
Short-Term Investments	2,834,209	-	-	2,834,209
Investments Purchased With Proceeds From Securities Lending**	-	-	-	8,334,737
Total	$144,632,772	$-	$-	$152,967,509

Horizon US Defensive Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$121,182,973	$-	$-	$121,182,973
Short-Term Investments	1,467,735	-	-	1,467,735
Investments Purchased With Proceeds From Securities Lending**	-	-	-	10,926,593
Total	$122,650,708	$-	$-	$133,577,301

*	Refer to the Portfolios of Investments for security classifications.
**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

INVESTMENTS IN AFFILIATES

An affiliated person of the Horizon Asset Allocation Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the nine months ended August 31, 2021 are as follows:

Security Name	Value at November 30, 2020	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at August 31, 2021	Shares Balance August 31, 2021
Janus Henderson Small/Mid Cap Growth Alpha ETF	$6,608,141	$359,367	$(134,792)	$1,108,508	$46,043	$15,662	$7,987,267	115,976
	$6,608,141	$359,367	$(134,792)	$1,108,508	$46,043	$15,662	$7,987,267	115,976

An affiliated person of the Horizon Active Risk Assist® Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the nine months ended August 31, 2021 are as follows:

Security Name	Value at November 30, 2020	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at August 31, 2021	Shares Balance August 31, 2021
X-Trackers Russell 1000 US QARP ETF	$16,347,369	$-	$(9,352,231)	$393,514	$2,655,348	$155,574	$10,044,000	240,000
X-Trackers Russel US Multifactor ETF	16,316,752	2,811,135	(239,076)	4,412,379	51,950	190,007	23,353,140	504,075
Xtrackers S&P 500 ESG ETF	8,153,908	42,674,708	(614,174)	9,319,211	214,928	330,944	59,748,581	1,495,584
	$40,818,029	$45,485,843	$(10,205,481)	$14,125,104	$2,922,226	$676,525	$93,145,721	2,239,659

An affiliated person of the Horizon Active Income Fund, as defined by the 1940 Act, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies for the nine months ended August 31, 2021 are as follows:

Security Name	Value at November 30, 2020	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at August 31, 2021	Shares Balance August 31, 2021
X-Trackers Short Duration High Yield Bond ETF	$7,939,615	$86,474	$(371,660)	$134,024	$(15,404)	$321,649	$7,773,049	162,321
	$7,939,615	$86,474	$(371,660)	$134,024	$(15,404)	$321,649	$7,773,049	162,321